MORTGAGE SERVICING RIGHTS (Tables)	12 Months Ended
Dec. 31, 2013
MORTGAGE SERVICING RIGHTS
Summary of activity pertaining to mortgage servicing rights along with the aggregate activity in related valuation allowances

	Year Ended
	December 31,
	2013	2012
Balance, beginning	$811,783	$651,409
Mortgage servicing rights capitalized	224,975	446,539
Mortgage servicing rights amortized	(173,239)	(257,579)
Decrease (increase) in provision for loss in fair value	54,728	(28,586)

Balance, ending	$918,247	$811,783

Valuation allowances:

Balance, beginning	$233,624	$205,038
Increase (decrease)	(54,728)	28,586

Balance, ending	$178,896	$233,624

Schedule of estimated future amortization expense on mortgage servicing rights
Year Ending December 31,	Amount
2014	$166,062
2015	134,648
2016	94,599
2017	89,359
2018	67,325
Thereafter	366,254

$918,247